President's
Message
                                                            John J. Palmer Photo

Dear Investor:

First, I want to thank you for being an investor in the Dow(SM) Target Variable Fund. All of us appreciate your support.
  We introduced the Dow(SM) Target Variable Fund in January and have been pleased to welcome you into this strategy of investment since then. The following pages include an update of the Dow(SM) Target Variable Fund's performance and investment activity ending June 30, 1999.
  The strategy of the Dow(SM) Target Variable Fund is a simple one: to invest in the 10 highest dividend-yielding stocks of the Dow Jones Industrial Average (DJIA(SM)) and seek to outperform the DJIA(SM) over time.
  These stocks are commonly called the "dogs" of The Dow(SM) because their share prices are lower compared to the dividends these blue-chip companies are paying. In other words, even their attractive dividend payments are not attracting enough stock purchases to elevate the stock price. Investing in the 10 "dogs" of The Dow(SM) stocks amounts to a moderately contrarian strategy.
  Ohio National's Dow(SM) Target Variable Fund consists of 12 portfolios, invested in the "dogs" of The Dow(SM), which are named for each month. On or about the first business day of the month, the portfolio named for that month invests substantially all its assets in the 10 "dogs" stocks as determined at the close of the second-last business day of the preceding month. Fund management then sets the proportionate relationships between the 10 stocks in that portfolio for the next 12 months. For example, the stocks held in the January portfolio are maintained in the same relative proportions until the end of December. Those in the February portfolio are held until the end of the next January, etc.
  Investors in our Fund have elected to deposit a specified sum into the current Dow(SM) Target Fund portfolio or have chosen to use the dollar-cost averaging option.

The market in general

The Dow(SM) Target strategy had a slow beginning in 1999 as growth stocks continued their dominance in the market for the first two months of the year. However, beginning in late March and continuing through April, there was a shift in market leadership that led to a surge in cyclical stocks. This boosted performance of the "dog" stocks in those months. Performance in May and June has been mixed as market support has broadened to other sectors.
  Looking toward the future, it is difficult to determine what may yet develop. A rising interest rate environment may lead investors toward value stocks -- a positive for the Target 10 strategy. Additionally, fears over a potential downturn in the market could cause growth stock investors to turn to more conservative stocks in an effort to cushion their portfolios. What seems clear:
The market has some sorting out to do, and it is likely that we will continue to experience the level of volatility that we've seen so far in the first half of this year.

In closing

Information on your investments is contained in the following pages. Please contact your registered representative for additional information on the investment opportunities available with Dow(SM) Target Variable Fund. As your needs change over time, he or she stands ready to serve you.
  Thank you again for the confidence you have placed in Dow(SM) Target Variable Fund as you pursue your wealth-building endeavors. Be assured that we will make every effort to continue to merit that confidence.

Best regards,

JOHN J. PALMER
John J. Palmer

Managers and Officers of DowSM Target Variable Fund, LLC

John J. Palmer, President and Manager
Ronald L. Benedict, Secretary and Manager
George E. Castrucci, Manager
Ross Love, Manager
George M. Vredeveld, Manager
Thomas A. Barefield, Vice President

Joseph P. Brom, Vice President
Michael A. Boedeker, Vice President
Stephen T. Williams, Vice President
Dennis R. Taney, Treasurer
William J. Hilbert, Jr., Compliance Director and
  Assistant Treasurer

This report and the financial statements contained herein are submitted for the general information of the contract owners of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus of DowSM Target Variable Fund, LLC. For a prospectus containing more complete information, including charges and expenses, please contact Ohio National Equities, Inc. (Member NASD/SIPC) One Financial Way, Cincinnati, Ohio 45242, telephone 513.794.6100. 8/99

DOW TARGET 10 -- JANUARY PORTFOLIO
THE DOW(SM) TARGET VARIABLE FUND LLC

 OBJECTIVE

The Dow Target 10 Portfolios seeks long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield.

 PERFORMANCE AS OF JUNE 30, 1999

TOTAL RETURN:

January
Since inception (1/4/99)                    13.12%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

JANUARY (SINCE INCEPTION 1/4/99)                                            DJIA (6 MONTHS)
--------------------------------                                            ---------------
13.12                                                                            20.44

 COMMENTS

Since its inception on 1/4/99, the Dow Target 10 January portfolio returned 13.12% versus 20.44% for the Dow Jones Industrial Average. Caterpillar Inc was the best performing stock for the 6-month period while Phillip Morris lost the most ground. The January portfolio contains 11 common stocks due to the spin-off of General Motors' parts division Delphi Automotive Systems on 5/28/99.

 SCHEDULE OF INVESTMENTS (UNAUDITED)

                                               MARKET
SHARES   COMMON STOCK                          VALUE       %
---------------------------------------------------------------
 1,190   Caterpillar Inc. (4)...............  $ 71,400    11.58
   508   J.P. Morgan & Co. Inc. (5).........    71,374    11.57
   982   E.I. Du Pont de Nemours and Co.
          (2)...............................    67,083    10.88
   743   Minnesota Mining and Manufacturing
          Co. (3)...........................    64,595    10.47
 1,084   The Goodyear Tire & Rubber
          Company (9).......................    63,753    10.34
 1,242   International Paper Company (7)....    62,721    10.17
   646   Chevron Corp. (6)..................    61,491     9.97
   752   Eastman Kodak Company (8)..........    50,948     8.26
   745   General Motors Corp. (1)...........    49,170     7.97
   998   Phillip Morris Companies Inc.
          (10)..............................    40,107     6.50
   470   Delphi Automotive Systems (1)
          (a)...............................     8,731     1.42
 6,000   Star Bank 3.30% due 07/01/99
          repurchase price $429,039
          collateralized by GNMA
          certificates
          pool # 8375 due 02/20/24..........     6,000     0.97
         TOTALS.............................  $617,373   100.10
                                              --------
         CASH & RECEIVABLES, NET OF
          LIABILITIES (-0.10%)..............      (550)
                                              --------
         TOTAL NET ASSETS (100.0%)..........  $616,823
                                              ========

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Paper & Related
 8.  Photo Equipment
 9.  Rubber and Tires
10.  Tobacco

---------------

(a) .6987:1 Spin-off of GM on 4/12/99

DOW TARGET 10 -- FEBRUARY PORTFOLIO
THE DOW(SM) TARGET VARIABLE FUND LLC

 OBJECTIVE

The Dow Target 10 Portfolios seeks long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield.

 PERFORMANCE AS OF JUNE 30, 1999

TOTAL RETURN:

February
Since inception (2/1/99)                    18.18%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

FEBRUARY (SINCE INCEPTION 2/1/99)                                           DJIA (5 MONTHS)
---------------------------------                                           ---------------
18.18                                                                            18.11

 COMMENTS

Since its inception on 2/1/99, the Dow Target 10 February portfolio returned 18.18% versus 18.11% for the Dow Jones Industrial Average. Caterpillar Inc was the best performing stock for the 5-month period while Phillip Morris lost the most ground.

 SCHEDULE OF INVESTMENTS (UNAUDITED)

                                               MARKET
SHARES    COMMON STOCK                         VALUE        %
---------------------------------------------------------------
  2,907   Caterpillar Inc. (4).............  $  174,420   11.19
  1,235   J.P. Morgan & Co. Inc. (5).......     173,518   11.13
  2,452   E.I. Du Pont de Nemours and Co.
           (2).............................     167,502   10.74
  3,218   International Paper Company
           (7).............................     162,509   10.42
  1,705   Chevron Corp. (6)................     162,295   10.41
  2,625   The Goodyear Tire & Rubber
           Company (9).....................     154,383    9.90
  1,704   Minnesota Mining and
           Manufacturing Co. (3)...........     148,142    9.50
  1,819   Exxon Corporation (6)............     140,290    9.00
  2,032   Eastman Kodak Company (8)........     137,668    8.83
  2,653   Phillip Morris Companies Inc.
           (10)............................     106,617    6.84
 30,000   Star Bank 3.30% due 07/01/99
           repurchase price $429,039
           collateralized by GNMA
           certificates
           pool # 8375 due 02/20/24........      30,000    1.92
          TOTALS...........................  $1,557,344   99.88
                                             ----------
          CASH & RECEIVABLES,
           NET OF LIABILITIES (0.12%)......       2,213
                                             ----------
          TOTAL NET ASSETS (100.0%)........  $1,559,557
                                             ==========

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Paper & Related
 8.  Photo Equipment
 9.  Rubber and Tires
10.  Tobacco

DOW TARGET 10 -- MARCH PORTFOLIO
THE DOW(SM) TARGET VARIABLE FUND LLC

 OBJECTIVE

The Dow Target 10 Portfolios seeks long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield.

 PERFORMANCE AS OF JUNE 30, 1999

TOTAL RETURN:

March
Since inception (3/1/99)                    15.73%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

MARCH (SINCE INCEPTION 3/1/99)                                              DJIA (4 MONTHS)
------------------------------                                              ---------------
15.73                                                                            18.48

 COMMENTS

Since its inception on 3/1/99, the Dow Target 10 March portfolio returned 15.73% versus 18.48% for the Dow Jones Industrial Average. Caterpillar Inc was the best performing stock for the 4-month period while General Motors/Delphi lost the most ground. The March portfolio contains 11 common stocks due to the spin-off of General Motors' parts division Delphi Automotive Systems on 5/28/99.

 SCHEDULE OF INVESTMENTS (UNAUDITED)

                                               MARKET
SHARES    COMMON STOCK                         VALUE        %
---------------------------------------------------------------
  2,699   Caterpillar Inc. (4).............  $  161,940   11.05
  2,319   E.I. Du Pont de Nemours and Co.
           (2).............................     158,417   10.82
  2,660   The Goodyear Tire & Rubber
           Company (9).....................     156,441   10.68
  1,097   J.P. Morgan & Co. Inc. (5).......     154,129   10.52
  1,565   Chevron Corp. (6)................     148,968   10.17
  1,638   Minnesota Mining and
           Manufacturing Co. (3)...........     142,404    9.72
  1,832   Exxon Corporation (6)............     141,293    9.65
  1,845   Eastman Kodak Company (8)........     124,999    8.53
  3,073   Phillip Morris Companies Inc.
           (10)............................     123,496    8.43
  1,474   General Motors Corp. (1).........      97,284    6.64
  1,030   Delphi Automotive Systems (1)
           (a).............................      19,124    1.31
 19,000   Star Bank 3.30% due 07/01/99
           repurchase price $429,039
           collateralized by GNMA
           certificates
           pool # 8375 due 02/20/24........      19,000    1.30
          TOTALS...........................  $1,447,494   98.82
                                             ----------
          CASH & RECEIVABLES,
           NET OF LIABILITIES (1.18%)......      17,259
                                             ----------
          TOTAL NET ASSETS (100.0%)........  $1,464,753
                                             ==========

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Paper & Related
 8.  Photo Equipment
 9.  Rubber and Tires
10.  Tobacco

---------------

(a) .6987:1 Spin-off of GM on 4/12/99

DOW TARGET 10 -- APRIL PORTFOLIO
THE DOW(SM) TARGET VARIABLE FUND LLC

 OBJECTIVE

The Dow Target 10 Portfolios seeks long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield.

 PERFORMANCE AS OF JUNE 30, 1999

TOTAL RETURN:

April
Since inception (4/1/99)                    14.64%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

APRIL (SINCE INCEPTION 4/1/99)                                              DJIA (3 MONTHS)
------------------------------                                              ---------------
14.64                                                                            12.53

 COMMENTS

Since its inception on 4/1/99, the Dow Target 10 April portfolio returned 14.64% versus 12.53% for the Dow Jones Industrial Average. Caterpillar Inc was the best performing stock for the 3-month period while Eastman Kodak lost the most ground.

 SCHEDULE OF INVESTMENTS (UNAUDITED)

                                               MARKET
SHARES    COMMON STOCK                         VALUE        %
---------------------------------------------------------------
  3,374   Caterpillar Inc. (4).............  $  202,440   10.99
  2,255   Minnesota Mining and
           Manufacturing Co. (3)...........     196,044   10.64
  3,228   The Goodyear Tire & Rubber
           Company (9).....................     189,847   10.30
  3,749   International Paper Company
           (7).............................     189,325   10.27
  2,731   E.I. Du Pont de Nemours and Co.
           (2).............................     186,561   10.12
  1,262   J.P. Morgan & Co. Inc. (5).......     177,311    9.62
  2,220   Exxon Corporation (6)............     171,218    9.29
  1,779   Chevron Corp. (6)................     169,339    9.19
  4,194   Phillip Morris Companies Inc.
           (10)............................     168,546    9.15
  2,440   Eastman Kodak Company (8)........     165,310    8.97
 24,000   Star Bank 3.30% due 07/01/99
           repurchase price $429,039
           collateralized by GNMA
           certificates
           pool # 8375 due 02/20/24........      24,000    1.30
          TOTALS...........................  $1,839,940   99.84
                                             ----------
          CASH & RECEIVABLES,
           NET OF LIABILITIES (0.16%)......       2,715
                                             ----------
          TOTAL NET ASSETS (100.0%)........  $1,842,655
                                             ==========

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Machinery
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Paper & Related
 8.  Photo Equipment
 9.  Rubber and Tires
10.  Tobacco

DOW TARGET 10 -- MAY PORTFOLIO
THE DOW(SM) TARGET VARIABLE FUND LLC

 OBJECTIVE

The Dow Target 10 Portfolios seeks long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield.

 PERFORMANCE AS OF JUNE 30, 1999

TOTAL RETURN:

May
Since inception (5/3/99)                    -3.39%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

MAY (SINCE INCEPTION 5/3/99)                                                DJIA (2 MONTHS)
----------------------------                                                ---------------
-3.39                                                                             -0.4

 COMMENTS

Since its inception on 5/3/99, the Dow Target 10 May portfolio lost -3.39% versus -0.40% for the Dow Jones Industrial Average. Phillip Morris was the best performing stock for the 2-month period while General Motors/Delphi lost the most ground. The May portfolio contains 11 common stocks due to the spin-off of General Motors' parts division Delphi Automotive Systems on 5/28/99.

 SCHEDULE OF INVESTMENTS (UNAUDITED)

                                               MARKET
SHARES    COMMON STOCK                         VALUE        %
---------------------------------------------------------------
  2,965   Phillip Morris Companies Inc.
           (10)............................  $  119,156   11.47
  2,470   Sears, Roebuck & Company (4).....     110,069   10.60
  1,854   The Goodyear Tire & Rubber
           Company (9).....................     109,038   10.50
    756   J.P. Morgan & Co. Inc. (5).......     106,218   10.23
  1,219   Minnesota Mining and
           Manufacturing Co. (3)...........     105,977   10.21
  1,434   E.I. Du Pont de Nemours and Co.
           (2).............................      97,960    9.43
  1,008   Chevron Corp. (6)................      95,949    9.24
  1,232   Exxon Corporation (6)............      95,018    9.15
  1,350   Eastman Kodak Company (8)........      91,463    8.81
  1,159   General Motors Corp. (1).........      76,494    7.37
    554   Delphi Automotive Systems (1)
           (a).............................      10,288    0.99
 19,000   Star Bank 3.30% due 07/01/99
           repurchase price $429,039
           collateralized by GNMA
           certificates
           pool # 8375 due 02/20/24........      19,000    1.83
          TOTALS...........................  $1,036,630   99.83
                                             ----------
          CASH & RECEIVABLES,
           NET OF LIABILITIES (0.17%)......       1,819
                                             ----------
          TOTAL NET ASSETS (100.0%)........  $1,038,450
                                             ==========

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Retail
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Paper & Related
 8.  Photo Equipment
 9.  Rubber and Tires
10.  Tobacco

---------------

(a) .6987:1 Spin-off of GM on 4/12/99

DOW TARGET 10 -- JUNE PORTFOLIO
THE DOW(SM) TARGET VARIABLE FUND LLC

 OBJECTIVE

The Dow Target 10 Portfolios seeks long-term capital growth and dividend income by investing in 10 common stocks in the Dow Industrial Average(SM) that have the highest dividend yield.

 PERFORMANCE AS OF JUNE 30, 1999

TOTAL RETURN:

June
Since inception (6/1/99)                     1.58%

Returns represent past performance, which is no guarantee of future results. Investment return and principal value will vary so that shares, when redeemed, may be worth more or less than their original cost. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

JUNE (6/1/99)                                                               DJIA (1 MONTH)
-------------                                                               --------------
1.58                                                                             3.53

 COMMENTS

Since its inception on 6/1/99, the Dow Target 10 June portfolio returned 1.58% versus 3.53% for the Dow Jones Industrial Average. Caterpillar Inc was the best performing stock for the month of June while General Motors/Delphi lost the most ground.

 SCHEDULE OF INVESTMENTS (UNAUDITED)

                                               MARKET
 SHARES    COMMON STOCK                        VALUE        %
----------------------------------------------------------------
   2,484   Caterpillar Inc. (4)............  $  149,040    10.19
   2,099   E.I. Du Pont de Nemours
            and Co. (2)....................     143,388     9.80
   3,563   Phillip Morris Companies Inc.
            (10)...........................     143,188     9.79
   1,016   J.P. Morgan & Co. Inc. (5)......     142,748     9.76
   1,482   Chevron Corp. (6)...............     141,068     9.65
   2,395   The Goodyear Tire & Rubber
            Company (9)....................     140,856     9.63
   1,612   Minnesota Mining and
            Manufacturing Co. (3)..........     140,143     9.58
   2,009   Eastman Kodak Company (8).......     136,110     9.31
   1,742   Exxon Corporation (6)...........     134,352     9.19
   1,936   General Motors Corp. (1)........     127,776     8.74
 280,000   Star Bank 3.30% due 07/01/99
            repurchase price $429,039
            collateralized by GNMA
            certificates
            pool # 8375 due 02/20/24.......     280,000    19.14
           TOTALS..........................  $1,678,669   114.78
                                             ----------
           CASH & RECEIVABLES,
            NET OF LIABILITIES (-14.78%)...    (216,103)
                                             ----------
           TOTAL NET ASSETS (100.0%).......  $1,462,566
                                             ==========

 INDUSTRIES

 1.  Automobiles
 2.  Chemicals
 3.  Manufacturing
 4.  Retail
 5.  Banks
 6.  Oil, Energy, and Natural Gas
 7.  Paper & Related
 8.  Photo Equipment
 9.  Rubber and Tires
10.  Tobacco

DOW TARGET 10 VARIABLE FUND LLC

 STATEMENT OF ASSETS AND LIABILITIES                   JUNE 30, 1999 (UNAUDITED)

                                                                                     PORTFOLIOS
                                                   ------------------------------------------------------------------------------
                                                   JANUARY (a)   FEBRUARY (b)   MARCH (c)    APRIL (d)     MAY (e)      JUNE (f)
                                                   -----------   ------------   ----------   ----------   ----------   ----------
Assets:
  Investment in securities, at cost..............   $555,988      $1,337,943    $1,299,593   $1,773,402   $1,066,379   $1,680,093
                                                    ========      ==========    ==========   ==========   ==========   ==========
  Investments in securities at market value (note
    1)...........................................   $617,373      $1,557,344    $1,447,494   $1,839,940   $1,036,630   $1,678,669
  Cash in bank...................................        141             267           319          426          270          305
  Receivable for fund interests sold.............      1,091           6,822        19,274        4,823        1,505        9,202
  Dividends & accrued interest receivable........      1,274           3,287         3,324        4,171        2,889        1,321
  Other..........................................        194             650           697          396          226            0
                                                    --------      ----------    ----------   ----------   ----------   ----------
    Total assets.................................    620,073       1,568,370     1,471,108    1,849,756    1,041,520    1,689,497
                                                    --------      ----------    ----------   ----------   ----------   ----------
Liabilities:
  Payable for securities purchased...............          0               0             0            0            0      226,052
  Payable for fund interests redeemed............         12               0             0           65            0            0
  Payable for investment management services
    (note 3).....................................        288             774           717          779          515          302
  Other accrued expenses.........................      1,091           6,466         4,050        4,823        1,505            0
  Dividends payable..............................      1,859           1,573         1,588        1,434        1,050          577
                                                    --------      ----------    ----------   ----------   ----------   ----------
    Total liabilities............................      3,250           8,813         6,355        7,101        3,070      226,931
                                                    --------      ----------    ----------   ----------   ----------   ----------
Net assets at market value.......................   $616,823      $1,559,557    $1,464,753   $1,842,655   $1,038,450   $1,462,566
                                                    ========      ==========    ==========   ==========   ==========   ==========
Net assets consist of:
  Par value, $1 per membership interest..........   $ 54,530      $  131,952    $  126,569   $  160,755   $  107,493   $  143,982
  Paid-in capital in excess of par value.........    498,777       1,189,622     1,177,854    1,607,668      958,873    1,319,000
  Accumulated net realized income (loss) on
    investments
    (note 1).....................................          0           9,026         6,354            0       (1,242)           0
  Net unrealized appreciation (depreciation) on
    investments
    (note 1).....................................     61,385         219,401       147,901       66,538      (29,749)      (1,424)
  Undistributed net investment income............      2,131           9,556         6,075        7,694        3,075        1,008
                                                    --------      ----------    ----------   ----------   ----------   ----------
Net assets at market value.......................   $616,823      $1,559,557    $1,464,753   $1,842,655   $1,038,450   $1,462,566
                                                    ========      ==========    ==========   ==========   ==========   ==========
Membership interest outstanding (note 4).........     54,530         131,952       126,569      160,755      107,493      143,982
Net asset value per membership interest..........   $  11.31      $    11.82    $    11.57   $    11.46   $     9.66   $    10.16
                                                    ========      ==========    ==========   ==========   ==========   ==========

---------------

(a) The inception date for this portfolio was January 4, 1999.

(b) The inception date for this portfolio was February 1, 1999.

(c) The inception date for this portfolio was March 1, 1999.

(d) The inception date for this portfolio was April 1, 1999.

(e) The inception date for this portfolio was May 3, 1999.

(f)  The inception date for this portfolio was June 1, 1999.

   The accompanying notes are an integral part of these financial statements.

DOW TARGET 10 VARIABLE FUND LLC

 STATEMENT OF OPERATIONS          FOR SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                                                        PORTFOLIOS
                                                         ------------------------------------------------------------------------
                                                         JANUARY (a)   FEBRUARY (b)   MARCH (c)   APRIL (d)   MAY (e)    JUNE (f)
                                                         -----------   ------------   ---------   ---------   --------   --------
Investment income:
  Interest.............................................    $   389       $    939     $    728     $   837    $    507   $   593
  Dividends............................................      6,772         14,915       10,291      10,742       4,374     1,295
                                                           -------       --------     --------     -------    --------   -------
    Total investment income............................      7,161         15,854       11,019      11,579       4,881     1,888
                                                           -------       --------     --------     -------    --------   -------
Expenses:
  Management fees (note 3).............................      1,486          3,331        2,535       2,223         777       458
  Custodian fees (note 3)..............................      2,341          1,959        1,591       1,184         763       381
  Directors' fees (note 3).............................         62             52           42          32          20        10
  Professional fees....................................        374            313          254         189         122        33
  Accounting fees......................................        322            270          219         163         105        52
  Other................................................        445            373          303         224         146        44
                                                           -------       --------     --------     -------    --------   -------
    Total expenses.....................................      5,030          6,298        4,944       4,015       1,933       978
                                                           -------       --------     --------     -------    --------   -------
    Less expenses voluntarily reduced or reimbursed....          0              0            0        (130)       (127)      (98)
                                                           -------       --------     --------     -------    --------   -------
    Net expenses.......................................      5,030          6,298        4,944       3,885       1,806       880
                                                           -------       --------     --------     -------    --------   -------
    Net investment income..............................    $ 2,131       $  9,556     $  6,075     $ 7,694    $  3,075   $ 1,008
                                                           -------       --------     --------     -------    --------   -------
Realized and unrealized gain (loss) on investments:
  Net realized gain (loss) from investments............    $     0       $  9,026     $  6,354     $     0    $ (1,242)  $     0
  Net increase in unrealized appreciation
    (depreciation) on investments......................     61,385        219,401      147,901      66,538     (29,749)   (1,424)
                                                           -------       --------     --------     -------    --------   -------
  Net gain (loss) on investments.......................     61,385        228,427      154,255      66,538     (30,991)   (1,424)
                                                           -------       --------     --------     -------    --------   -------
  Net increase (decrease) in net assets from
    operations.........................................    $63,516       $237,983     $160,330     $74,232    $(27,916)  $  (416)
                                                           =======       ========     ========     =======    ========   =======

---------------

(a) The inception date for this portfolio was January 4, 1999.

(b) The inception date for this portfolio was February 1, 1999.

(c) The inception date for this portfolio was March 1, 1999.

(d) The inception date for this portfolio was April 1, 1999.

(e) The inception date for this portfolio was May 3, 1999.

(f)  The inception date for this portfolio was June 1, 1999.

   The accompanying notes are an integral part of these financial statements.

DOW TARGET 10 VARIABLE FUND LLC

 STATEMENTS OF CHANGES IN NET ASSETS              SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)

                                                                                     PORTFOLIOS
                                                   ------------------------------------------------------------------------------
                                                   JANUARY (b)   FEBRUARY (c)   MARCH (d)    APRIL (e)     MAY (f)      JUNE (g)
                                                   -----------   ------------   ----------   ----------   ----------   ----------
From operations:
  Net investment income..........................   $  2,131      $    9,556    $    6,075   $    7,694   $    3,075   $    1,008
  Realized gain (loss) on investments............          0           9,026         6,354            0       (1,242)           0
  Unrealized gain (loss) on investments..........     61,385         219,401       147,901       66,538      (29,749)      (1,424)
                                                    --------      ----------    ----------   ----------   ----------   ----------
      Net increase (decrease) in net assets from
         operations..............................     63,516         237,983       160,330       74,232      (27,916)        (416)
                                                    --------      ----------    ----------   ----------   ----------   ----------
From capital share transactions (note 4):
  Received from shares sold......................    565,914       1,518,519     1,374,089    1,781,374    1,073,626    1,462,982
  Paid for shares redeemed.......................    (12,604)       (196,945)      (69,666)     (12,951)      (7,260)           0
                                                    --------      ----------    ----------   ----------   ----------   ----------
      Increase in net assets derived from capital
         share
         transactions............................    553,310       1,321,574     1,304,423    1,768,423    1,066,366    1,462,982
                                                    --------      ----------    ----------   ----------   ----------   ----------
         Increase in net assets..................    616,826       1,559,557     1,464,753    1,842,655    1,038,450    1,462,566
Net Assets:
  Beginning of period............................          0               0             0            0            0            0
                                                    --------      ----------    ----------   ----------   ----------   ----------
  End of period (a)..............................   $616,826      $1,559,557    $1,464,753   $1,842,655   $1,038,450   $1,462,566
                                                    ========      ==========    ==========   ==========   ==========   ==========
(a) Includes undistributed net investment income
  of.............................................   $  2,131      $    9,556    $    6,075   $    7,694   $    3,075   $    1,008
                                                    ========      ==========    ==========   ==========   ==========   ==========

---------------

(b) The inception date for this portfolio was January 4, 1999.

(c) The inception date for this portfolio was February 1, 1999.

(d) The inception date for this portfolio was March 1, 1999.

(e) The inception date for this portfolio was April 1, 1999.

(f)  The inception date for this portfolio was May 3, 1999.

(g) The inception date for this portfolio was June 1, 1999.

   The accompanying notes are an integral part of these financial statements.

DOW TARGET 10 VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS                 SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)

                                                                                        PORTFOLIOS
                                                         ------------------------------------------------------------------------
                                                         JANUARY (d)   FEBRUARY (e)   MARCH (f)   APRIL (g)   MAY (h)    JUNE (i)
                                                         -----------   ------------   ---------   ---------   --------   --------
Per membership interest data:
Net asset value, beginning of period...................    $10.00         $10.00       $10.00      $10.00     $ 10.00     $10.00
Income (loss) from investment operations:
  Net investment income................................      0.04           0.07         0.05        0.17        0.02       0.07
  Net realized and unrealized gain (loss) on
    investments........................................      1.27           1.75         1.52        1.29       (0.36)      0.09
                                                           ------         ------       ------      ------     -------     ------
      Total income (loss) from investment operations...      1.31           1.82         1.57        1.46       (0.34)      0.16
                                                           ------         ------       ------      ------     -------     ------
Net asset value, end of period.........................    $11.31         $11.82       $11.57      $11.46     $  9.66     $10.16
                                                           ======         ======       ======      ======     =======     ======
                                                          6 MONTHS       5 MONTHS     4 MONTHS    3 MONTHS    2 MONTHS   1 MONTH
                                                           ------         ------       ------      ------     -------     ------
Total return (b).......................................     13.12%         18.19%       15.73%      14.63%      (3.39%)     1.58%
Ratio net of fees reimbursed by advisor (c):
  Expenses (a).........................................      1.89%          1.04%        1.07%       0.86%       1.16%      0.73%
  Investment income (a)................................      0.80%          1.59%        1.31%       1.70%       1.97%      0.83%
Ratio assuming no fees reimbursed by advisor:
  Expenses (a).........................................      1.89%          1.04%        1.07%       0.89%       1.24%      0.81%
  Investment income (a)................................      0.80%          1.59%        1.31%       1.67%       1.89%      0.75%
Portfolio turnover rate................................         0%             7%           4%          0%          3%         0%
Net assets at end of period (millions).................    $  0.6         $  1.6       $  1.5      $  1.8     $   1.0     $  1.5

---------------

(a) Annualized

(b) Calculated on an aggregate basis (not annualized)

(c) The advisor has reimbursed certain operating expenses of the April, May and June portfolios.

(d) The inception date for this portfolio was January 4, 1999.

(e) The inception date for this portfolio was February 1, 1999.

(f)  The inception date for this portfolio was March 1, 1999.

(g) The inception date for this portfolio was April 1, 1999.

(h) The inception date for this portfolio was May 3, 1999.

(i)  The inception date for this portfolio was June 1, 1999.

   The accompanying notes are an integral part of these financial statements.

THE DOW TARGET 10 VARIABLE FUND LLC                    June 30, 1999 (Unaudited)
NOTES TO FINANCIAL STATEMENTS

(1) BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

   The Dow Target 10 Variable Fund LLC is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as a non-diversified, open-end management investment company. The Fund is a series investment company which consists of twelve portfolios of the common stock of the ten companies in the Dow Jones Industrial Average(SM) (the "Dow") having the highest dividend yield as of the close of business on or about the last business day prior to the beginning of each portfolio's annual term. The Fund's objective is to provide above average total return through both capital appreciation and dividend income.

   The fund is a limited liability company created under Ohio law. Its interests are owned entirely by variable annuity separate accounts of The Ohio National Life Insurance Company ("ONLI"). Fund interests are not offered directly to the public. Fund interests are purchased by ONLI's separate accounts as an investment option for their variable annuity contracts.

   The following is a summary of significant accounting policies:

   Dividends representing new investment income are normally distributed quarterly. Any net realized capital gains are normally distributed annually. However, the Board may declare dividends more often. Dividends and distributions are automatically reinvested in additional interests in the respective portfolios at net asset value without a sales charge.

   Fund interests are sold to ONLI's variable annuity separate accounts without a sales charge. They may be redeemed at their net asset value next computed after the Fund receives a purchase or redemption order. The value of Fund interests is based on the market value of the stocks and any other cash or securities owned by each portfolio. This determination is made as of 4:00 p.m. Eastern time on each business day on which an order for purchase or redemption is received and there is enough trading in portfolio securities to materially affect the current net asset value of Fund interests. That is normally each weekday (Monday through Friday) except for New Years Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The net asset value of each portfolio is computed by dividing the value of that portfolio's securities plus any cash or other assets, less the portfolio's liabilities, by the number of portfolio interests outstanding.

   Each portfolio may acquire repurchase agreements from member banks of the Federal Reserve System which the Fund deems creditworthy under guidelines approved by the Board of Managers, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the portfolio under the 1940 Act.

   It is the policy of the Fund to distribute to its shareholders substantially all of its taxable income, thus gaining relief from Federal income taxes under provisions of current tax regulations applicable to investment companies of this type. Accordingly, no provision for Federal income taxes has been made.

   Expenses directly attributable to a portfolio are charged to that portfolio. Expenses not directly attributed to a portfolio are allocated on the basis of relative net assets.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

THE DOW TARGET 10 VARIABLE FUND LLC                    June 30, 1999 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   The gross unrealized appreciation and depreciation on investments in each portfolio as of June 30, 1999 were as follows:

                                         JANUARY      FEBRUARY       MARCH         APRIL          MAY           JUNE
                                         --------    ----------    ----------    ----------    ----------    ----------
Gross unrealized:
  Appreciation.........................  $ 82,867    $  225,920    $  179,511    $   79,207    $   19,073    $   12,652
  Depreciation.........................   (21,482)       (6,519)      (31,610)      (12,669)      (48,822)      (14,076)
Net Unrealized:
  Appreciation (Depreciation)..........    61,385       219,401       147,901        66,538       (29,749)       (1,424)

(2) INVESTMENT TRANSACTIONS

   Purchases and sales of investment securities (excluding short-term securities) for the year ended June 30, 1999 were as follows:

                                         JANUARY      FEBRUARY       MARCH         APRIL          MAY           JUNE
                                         --------    ----------    ----------    ----------    ----------    ----------
Stocks
  Purchases............................  $549,988    $1,391,252    $1,334,627    $1,749,402    $1,072,828    $1,400,093
  Sales................................         0        92,355        60,388             0        24,206             0

(3) INVESTMENT ADVISORY AGREEMENT, SUB-ADVISORY AGREEMENTS AND TRANSACTIONS WITH AFFILIATED PERSONS

   The Fund's day-to-day investment management is the responsibility of its investment adviser, Ohio National Investments, Inc. (the "Adviser"). The Adviser is an Ohio corporation. It is a wholly owned subsidiary of ONLI and its address is the same as those of the Fund and ONI. The Adviser and its predecessors have been managing investment companies since 1970. All of the Adviser's investment advisory personnel are also responsible for the management of ONLI's assets.

   For managing the Fund's assets, the Adviser receives a monthly management fee based on the Fund's total net assets. This fee is calculated daily and is at the annual rate of 0.60% of total net assets.

   In addition to the fee paid to the Adviser, the Fund incurs other miscellaneous expenses for legal and accounting services, registration and filing fees, custodial services and shareholder services.

   The Adviser contracts with First Trust Advisors LP ("First Trust") to serve as sub-adviser to the Fund. First Trust manages the Fund's assets under the Adviser's supervision. First Trust, an investment adviser to financial institutions, is located at 1001 Warrenville Road in Lisle, Illinois. First Trust has been managing Dow 10 strategies in unit investment trusts and other investment companies since 1991.

   First Trust has been granted a license by Dow Jones & Company, Inc. to use certain copyright, trademark and proprietary rights and trade secrets of Dow Jones. The Fund and ONLI have entered into agreements with First Trust giving the Fund and ONLI permission to use and refer to the Dow Jones marks and rights in connection with the Fund and ONLI's separate accounts.

   For the service and rights provided by First Trust, the Adviser pays First Trust a monthly sub-advisory fee based on the Fund's total net assets. This fee is calculated daily and is at the annual rate of 0.35% of the Fund's average daily assets.

   The Fund's transfer agent and accounting agent is American Data Services, Inc., 150 Motor Parkway, Hauppauge, New York. The Fund's custodian is Firstar Bank, 425 Walnut Street, Cincinnati, Ohio.

(4) FUND INTERESTS

   Fund interests transactions for the six months ended June 30, 1999 are as follows:

                                         JANUARY      FEBRUARY       MARCH         APRIL          MAY           JUNE
                                         --------    ----------    ----------    ----------    ----------    ----------
Capital shares issued on sales.........    55,645       150,489       132,833       161,857       108,235       143,982
Capital shares issued on reinvested
  dividends............................        --            --            --            --            --            --
Capital shares redeemed................     2,215        18,537         6,264         1,102           742            --

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                                       15
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                                       16